Impairments - Summary of Impairment Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 563,200	$ 563,200	$ 563,200
Indefinite-lived trademark				$ 78,700
Definite-lived intangible assets		13,845	107,400
Property and equipment		$ 50
Hoya Intermediate, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill			377,101
Indefinite-lived trademark			78,734
Definite-lived intangible assets			107,365
Property and equipment			3,670
Personal seat licenses			6,968
Total impairment charges			$ 573,838